Subsequent events after the Statement of Financial Position date	6 Months Ended
Jun. 30, 2020
Events After Reporting Period [Abstract]
Subsequent events after the Statement of Financial Position date	Subsequent events after the Statement of Financial Position dateOn August 6, 2020, the Company announced its intention to commence a “modified Dutch Auction” tender offer to purchase with cash up to $500 million of its ordinary shares, at a range expected to be between $23.00 and $25.50 per share as soon as reasonably practicable.